Interest in Joint Operation	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Interest in joint operation	Interest in joint operation
On 13 December 2016, Gold Fields purchased 50% of the Gruyere Gold Project and entered into a 50:50 unincorporated joint operation with Gold Road Resources Limited (“Gold Road”) for the development and operation of the Gruyere Gold Project in
Western Australia, which comprises the Gruyere gold deposit as well as additional resources including Central Bore and
Attila/Alaric.
Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2024		2023
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets	473.5	764.0	507.0	744.4
Property, plant and equipment	473.5	764.0	507.0	744.4
Current assets	68.2	110.1	70.3	103.2
Cash and cash equivalents	20.6	33.3	19.8	29.1
Inventories	38.5	62.1	47.2	69.3
Other receivables	9.1	14.7	3.3	4.8

Total assets	541.7	874.1	577.3	847.6
Total equity
Retained earnings	244.8	395.1	168.5	247.4
Non-current liabilities	150.6	243.0	162.9	239.2
Deferred taxation	63.0	101.6	60.4	88.7
Finance lease liabilities	65.0	104.9	77.6	114.0
Environmental rehabilitation costs	20.9	33.7	22.2	32.6
Long-term incentive plan	1.7	2.8	2.7	3.9
Current liabilities	146.3	236.0	245.9	361.0
Related entity loans payable	105.7	170.5	209.6	307.6
Trade and other payables	32.3	52.1	27.2	40.0
Current portion of finance lease liabilities	8.3	13.4	9.1	13.4

Total equity and liabilities	541.7	874.1	577.3	847.6